Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2014
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,651

Dividends on non-vested restricted stock	(55)

Net income allocated to stockholders	2,596

Basic earnings per share
Income available to common stockholders	––	4,846,219	$0.54

Effect of dilutive securities
Restricted stock awards	––	78,026

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,596	4,924,245	$0.53

	Year Ended December 31, 2013
		Weighted-
	Net	Average	Per Share
	Income	Shares	Amount
	(In thousands)

Net income	$2,612

Dividends on non-vested restricted stock	(51)

Net income allocated to stockholders	2,561

Basic earnings per share
Income available to common stockholders	––	4,808,820	$0.53

Effect of dilutive securities
Restricted stock awards	––	62,358

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,561	4,871,179	$0.53